                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookline Avenue Partners, LP
Address: 100 Crescent Court
         Suite 1100
         Dallas, Texas 75201

Form 13F File Number: 028-12872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Kyle Knutson
Title: Chief Compliance Officer
Phone: (214) 775-3100

Signature, Place, and Date of Signing:


     /s/ J. Kyle Knutson                  Dallas, TX           November 16, 2009
------------------------------   ---------------------------   -----------------
          (Signature)                   (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        100
Form 13F Information Table Value Total:    376,393
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                 TITLE OF                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER              CLASS        CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AFFILIATED COMPUTER SERVICES       CL A       008190100    2,844    52,500 SH  CALL SOLE                       --     --   --
AGRIUM INC                          COM       008916108    2,490    50,000 SH  PUT  SOLE                   50,000      0    0
ALCON INC                         COM SHS     H01301102    3,467    25,000 SH  CALL SOLE                       --     --   --
AMERICAN EXPRESS CO                 COM       025816109    2,034    60,000 SH       SOLE                   60,000      0    0
AMERICREDIT CORP                    COM       03060R101    1,026    65,000 SH  PUT  SOLE                   65,000      0    0
AMERIGROUP CORP               NOTE 2.000% 5/1 03073TAB8    1,348 1,500,000 PRN      SOLE                1,500,000      0    0
AMGEN INC                     NOTE 0.375% 2/0 031162AQ3    2,025 2,000,000 PRN      SOLE                2,000,000      0    0
APPLE INC                           COM       037833100    4,634    25,000 SH  PUT  SOLE                   25,000      0    0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104    1,374    37,000 SH       SOLE                   37,000      0    0
ASSURED GUARANTY LTD                COM       G0585R106    2,913   150,000 SH       SOLE                  150,000      0    0
BAKER HUGHES INC                    COM       057224107    2,432    57,000 SH       SOLE                   57,000      0    0
BANK OF NEW YORK MELLON CORP        COM       064058100    1,539    53,100 SH       SOLE                   53,100      0    0
BLACKSTONE GROUP L P           COM UNIT LTD   09253U108      547    38,500 SH  PUT  SOLE                   38,500      0    0
BURGER KING HLDGS INC               COM       121208201    1,900   108,000 SH       SOLE                  108,000      0    0
CADBURY PLC                      SPONS ADR    12721E102    1,485    29,000 SH       SOLE                   29,000      0    0
CADBURY PLC                      SPONS ADR    12721E102    1,280    25,000 SH  PUT  SOLE                   25,000      0    0
CEPHALON INC                  NOTE 2.000% 6/0 156708AP4    5,326 4,000,000 PRN      SOLE                4,000,000      0    0
CF INDS HLDGS INC                   COM       125269100    6,036    70,000 SH  CALL SOLE                       --     --   --
CHUBB CORP                          COM       171232101      454     9,000 SH       SOLE                    9,000      0    0
CHUBB CORP                          COM       171232101    3,377    67,000 SH  PUT  SOLE                   67,000      0    0
CIGNA CORP                          COM       125509109    1,405    50,000 SH  CALL SOLE                       --     --   --
COMCAST CORP NEW                 CL A SPL     20030N200    6,669   414,737 SH       SOLE                  414,737      0    0
COMMSCOPE INC                 NOTE 3.250% 7/0 203372AG2    1,295 1,000,000 PRN      SOLE                1,000,000      0    0
COMMUNITY HEALTH SYS INC NEW        COM       203668108    1,597    50,000 SH  PUT  SOLE                   50,000      0    0
D R HORTON INC                NOTE 2.000% 5/1 23331ABB4    3,983 3,500,000 PRN      SOLE                3,500,000      0    0
DEAN FOODS CO NEW                   COM       242370104    2,669   150,000 SH  PUT  SOLE                  150,000      0    0
DEAN FOODS CO NEW                   COM       242370104    5,337   300,000 SH  CALL SOLE                       --     --   --
DILLARDS INC                       CL A       254067101    1,269    90,000 SH  CALL SOLE                       --     --   --
DIRECTV GROUP INC                   COM       25459L106    2,344    85,000 SH  CALL SOLE                       --     --   --
E M C CORP MASS              NOTE 1.750% 12/0 268648AM4    4,934 4,000,000 PRN      SOLE                4,000,000      0    0
FIDELITY NATIONAL FINANCIAL        CL A       31620R105    2,564   170,000 SH       SOLE                  170,000      0    0
FIRST AMERN CORP CALIF              COM       318522307    2,638    81,500 SH  PUT  SOLE                   81,500      0    0
FRANKLIN RES INC                    COM       354613101    3,420    34,000 SH  PUT  SOLE                   34,000      0    0
GAMESTOP CORP NEW                  CL A       36467W109    2,647   100,000 SH  CALL SOLE                       --     --   --
GILEAD SCIENCES INC           NOTE 0.625% 5/0 375558AH6    3,900 3,000,000 PRN      SOLE                3,000,000      0    0
HALLIBURTON CO                      COM       406216101    1,627    60,000 SH  PUT  SOLE                   60,000      0    0
HARTFORD FINL SVCS GROUP INC        COM       416515104    2,597    98,000 SH       SOLE                   98,000      0    0
HASBRO INC                          COM       418056107    2,731    98,400 SH       SOLE                   98,400      0    0
HEALTH CARE REIT INC         NOTE 4.750% 12/0 42217KAP1    1,624 1,500,000 PRN      SOLE                1,500,000      0    0
HERSHEY CO                          COM       427866108    2,915    75,000 SH  CALL SOLE                       --     --   --
HERSHEY CO                          COM       427866108    2,915    75,000 SH  PUT  SOLE                   75,000      0    0
ISHARES TR INDEX              DJ US BAS MATL  464287838    1,918    35,000 SH  PUT  SOLE                   35,000      0    0
ISHARES TR INDEX              DJ US BAS MATL  464287838    1,918    35,000 SH  CALL SOLE                       --     --   --
JPMORGAN CHASE & CO                 COM       46625H100      508    11,600 SH  PUT  SOLE                   11,600      0    0
KING PHARMACEUTICALS INC      NOTE 1.250% 4/0 495582AJ7    1,298 1,500,000 PRN      SOLE                1,500,000      0    0
LEUCADIA NATL CORP                  COM       527288104    1,683    68,100 SH       SOLE                   68,100      0    0
LIBERTY MEDIA CORP NEW         ENT COM SER A  53071M500    7,199   231,400 SH       SOLE                  231,400      0    0
LIFEPOINT HOSPITALS INC             COM       53219L109    1,605    59,300 SH       SOLE                   59,300      0    0
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1 53219LAH2    3,013 3,500,000 PRN      SOLE                3,500,000      0    0
LOEWS CORP                          COM       540424108    6,511   190,100 SH       SOLE                  190,100      0    0
MACYS INC                           COM       55616P104    2,352   128,600 SH       SOLE                  128,600      0    0
MARSH & MCLENNAN COS INC            COM       571748102      136     5,500 SH       SOLE                    5,500      0    0
MARSH & MCLENNAN COS INC            COM       571748102    1,855    75,000 SH  PUT  SOLE                   75,000      0    0
MARTIN MARIETTA MATLS INC           COM       573284106    1,970    21,400 SH       SOLE                   21,400      0    0
MARVEL ENTERTAINMENT INC            COM       57383T103    3,126    63,000 SH       SOLE                   63,000      0    0
MARVEL ENTERTAINMENT INC            COM       57383T103    5,582   112,500 SH  CALL SOLE                       --     --   --
MATTEL INC                          COM       577081102    2,769   150,000 SH  PUT  SOLE                  150,000      0    0

MCDONALDS CORP                      COM       580135101    2,854    50,000 SH  PUT  SOLE                   50,000      0    0
MEDTRONIC INC                 NOTE 1.625% 4/1 585055AM8    1,976 2,000,000 PRN      SOLE                2,000,000      0    0
METLIFE INC                         COM       59156R108    1,721    45,200 SH       SOLE                   45,200      0    0
NEW YORK CMNTY BANCORP INC          COM       649445103    1,627   142,500 SH       SOLE                  142,500      0    0
NEW YORK CMNTY BANCORP INC          COM       649445103    3,255   285,000 SH  PUT  SOLE                  285,000      0    0
NEWELL RUBBERMAID INC         NOTE 5.500% 3/1 651229AH9    7,925 4,000,000 PRN      SOLE                4,000,000      0    0
ODYSSEY RE HLDGS CORP               COM       67612W108    3,241    50,000 SH  CALL SOLE                       --     --   --
OLD REP INTL CORP             NOTE 8.000% 5/1 680223AF1      618   500,000 PRN      SOLE                  500,000      0    0
PENNEY J C INC                      COM       708160106    2,163    64,100 SH       SOLE                   64,100      0    0
POTASH CORP SASK INC                COM       73755L107    2,259    25,000 SH  CALL SOLE                       --     --   --
POTASH CORP SASK INC                COM       73755L107    2,259    25,000 SH       SOLE                   25,000      0    0
POWERSHARES QQQ TRUST           UNIT SER 1    73935A104    1,268    30,000 SH  PUT  SOLE                   30,000      0    0
RIO TINTO PLC                  SPONSORED ADR  767204100    2,955    17,350 SH       SOLE                   17,350      0    0
SCHERING PLOUGH CORP                COM       806605101    7,034   249,000 SH       SOLE                  249,000      0    0
SCHLUMBERGER LTD                    COM       806857108    2,324    39,000 SH       SOLE                   39,000      0    0
SCHWAB CHARLES CORP NEW             COM       808513105    2,365   123,500 SH       SOLE                  123,500      0    0
SIMS METAL MANAGEMENT LTD        SPONS ADR    829160100    1,028    51,571 SH       SOLE                   51,571      0    0
SOUTHERN COPPER CORP                COM       84265V105      552    18,000 SH  PUT  SOLE                   18,000      0    0
SPDR SERIES TRUST             SPDR KBW BK ETF 78464A797    2,002    85,800 SH       SOLE                   85,800      0    0
SPDR TR                         UNIT SER 1    78462F103   61,242   580,000 SH  CALL SOLE                       --     --   --
SPDR TR                         UNIT SER 1    78462F103   46,988   445,000 SH  PUT  SOLE                  445,000      0    0
STRYKER CORP                        COM       863667101    2,272    50,000 SH  CALL SOLE                       --     --   --
SUN MICROSYSTEMS INC              COM NEW     866810203    1,391   153,000 SH  PUT  SOLE                  153,000      0    0
SYMANTEC CORP                 NOTE 1.000% 6/1 871503AF5    4,278 4,000,000 PRN      SOLE                4,000,000      0    0
TD AMERITRADE HLDG CORP             COM       87236Y108    2,689   137,000 SH  PUT  SOLE                  137,000      0    0
TERRA INDS INC                      COM       880915103    2,600    75,000 SH  CALL SOLE                       --     --   --
TEXAS INDS INC                      COM       882491103    4,199   100,000 SH  PUT  SOLE                  100,000      0    0
TEXTRON INC                   NOTE 4.500% 5/0 883203BN0    2,459 1,500,000 PRN      SOLE                1,500,000      0    0
TIME WARNER CABLE INC               COM       88732J207    2,909    67,500 SH  PUT  SOLE                   67,500      0    0
TIME WARNER CABLE INC               COM       88732J207    2,155    50,000 SH  CALL SOLE                       --     --   --
TORONTO DOMINION BK ONT           COM NEW     891160509    3,223    50,000 SH  CALL SOLE                       --     --   --
TRANSOCEAN INC               NOTE 1.500% 12/1 893830AV1    3,882 4,000,000 PRN      SOLE                4,000,000      0    0
TYCO INTERNATIONAL LTD              SHS       H89128104    1,679    48,700 SH       SOLE                   48,700      0    0
UNITED STATES STL CORP NEW    NOTE 4.000% 5/1 912909AE8    3,974 2,500,000 PRN      SOLE                2,500,000      0    0
UNITEDHEALTH GROUP INC              COM       91324P102    1,252    50,000 SH  CALL SOLE                       --     --   --
UNUM GROUP                          COM       91529Y106      482    22,500 SH  PUT  SOLE                   22,500      0    0
VARIAN INC                          COM       922206107    2,553    50,000 SH  CALL SOLE                       --     --   --
VARIAN INC                          COM       922206107    6,255   122,500 SH  PUT  SOLE                  122,500      0    0
WAL MART STORES INC                 COM       931142103    2,455    50,000 SH  CALL SOLE                       --     --   --
WORTHINGTON INDS INC                COM       981811102    1,043    75,000 SH  CALL SOLE                       --     --   --
WYETH                               COM       983024100    9,478   195,100 SH       SOLE                  195,100      0    0
WYNDHAM WORLDWIDE CORP        NOTE 3.500% 5/0 98310WAC2    2,137 1,500,000 PRN      SOLE                1,500,000      0    0
XEROX CORP                          COM       984121103    2,322   300,000 SH  CALL SOLE                       --     --   --